Income taxes	12 Months Ended
Dec. 31, 2017
Disclosure of current, deferred and income taxes [Abstract]
Disclosure Of Current Deferred And Income Taxes Explanatory [Text Block]
Note 24 Income taxes

Current tax assets

Taxes receivables are detailed as follows:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Refundable tax previous year	9,640,567	4,436,810
Taxes under claim (1)	2,141,476	2,141,476
Argentinean tax credits	4,813,614	2,532,114
Monthly provisions	11,155,690	18,860,164
Payment of absorbed profit provision	24,104	75,141
Other credits	1,425,708	1,377,774
Total	29,201,159	29,423,479

(1)
This item includes claims for refund of first category taxes (Provisional payment of absorved profit) for an amount of ThCh$ 968,195 that was presented in April 2014 from the commercial year 2013 and claim to ThCh$ 1,173,281 presented in April 2010 from the commercial year 2009.

Current tax liabilities

Taxes payable are detailed as follows:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Chilean income taxes	18,335,047	7,033,363
Monthly provisional payments	3,970,511	4,365,187
Tax article 21	105,903	68,824
Estimated Argentinean minimum gain subsidiaries taxes	-	339,060
Others	115,173	-
Total	22,526,634	11,806,434

Tax expense

The income tax and deferred tax expense for the years ended as of December 31, 2017, 2016 and 2015, are detailed as follows:

	For the years ended as of December 31,
	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Income as per deferred tax related to the origin and reversal of temporary differences	(500,800)	(878,629)	(454,933)
Prior year adjustments	569,212	3,838,136	3,204,656
Effect of change in tax rates	(50,071)	(856,612)	(1,066,964)
Tax benefits (loss)	611,282	(765,292)	248,559
Total deferred tax expense	629,623	1,337,603	1,931,318
Current tax expense	(47,841,130)	(31,285,976)	(48,168,474)
Prior period adjustments	(1,154,469)	(298,010)	(3,877,360)
(Loss) Income from income tax	(48,365,976)	(30,246,383)	(50,114,516)

Deferred taxes related to items charged or credited directly to the Consolidated Statement of Comprehensive Income are detailed as follows:

	For the years ended as of December 31,
	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Net income from cash flow hedge	728	(20,648)	(17,563)
Actuarial gains and losses deriving from defined benefit plans	(47,228)	659,198	314,541
Charge to equity	(46,500)	638,550	296,978

Effective Rate

The Company’s income tax expense as of December 31, 2017, 2016 and 2015 represents 24.59%, 17.80% and 26.23%, respectively of income before taxes. The following is reconciliation between such effective tax rate and the statutory tax rate valid in Chile.

	For the years ended as of December 31,
	2017		2016		2015
	ThCh$	Rate %	ThCh$	Rate %	ThCh$	Rate %
Income before taxes	196,474,395		170,328,270		190,640,106
Income tax using the statutory rate	(50,100,971)	25.50	(40,878,785)	24.00	(42,894,024)	22.50
Adjustments to reach the effective rate
Tax effect of permanent differences, net	4,071,180	(2.10)	10,357,858	(6.10)	(3,202,337)	1.68
Effect of change in tax rate	(50,071)	0.03	(856,612)	0.50	(1,066,964)	0.50
Effect of tax rates in Argentina and Uruguay	(1,700,857)	0.86	(1,308,482)	0.80	(2,278,487)	1.20
Prior year adjustments	(585,257)	0.30	2,439,638	(1.40)	(672,704)	0.35
Income tax, as reported	(48,365,976)	24.59	(30,246,383)	17.80	(50,114,516)	26.23

Deferred taxes

Deferred tax assets and liabilities included in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Movement of deferred tax assets
Accounts receivable impairment provision	1,136,789	861,158
Other provisions	17,032,172	11,303,607
Benefits to staff	4,658,962	2,166,999
Inventory impairment provision	401,487	501,275
Severance indemnity	6,133,014	5,990,249
Inventory valuation	2,228,552	2,337,591
Intangibles	229,725	206,616
Other assets	2,672,022	3,536,573
Tax loss carryforwards	5,858,606	4,960,567
Total assets from deferred taxes	40,351,329	31,864,635

Deferred taxes liabilities
Property, plant and equipment depreciation	45,380,381	37,536,881
Agricultural operation expenses	7,130,896	5,698,674
Manufacturing indirect activation costs	5,258,290	4,865,509
Intangibles	11,736,406	12,351,442
Land	23,313,756	24,685,250
Other liabilities	1,530,382	1,677,702
Total liabilities from deferred taxes	94,350,111	86,815,458
Total	(53,998,782)	(54,950,823)

No deferred taxes have been recorded for temporary differences between the taxes and accounting value generated by investments in subsidiaries; consequently deferred tax is not recognized for the translation adjustments or investments in joint ventures and associates.

In accordance with current tax laws in Chile, tax losses do not expire and can be applied indefinitely. Argentina, Uruguay and Paraguay tax losses expire after 5 years.

On September 29, 2014 Act No. 20,780 was published in Chile, regarding the so called “Tax reform” which introduces amendments, among others, to the Income tax system. The said Act provides that corporations will apply by default the "Partially Integrated System", unless a future Extraordinary Shareholders Meeting agrees to opt for the "Attributed Income Regime”. The Act provides for the "Partially Integrated System" a gradual increase in the First Category Income tax rate, going from 20% to 21% for the business year 2014, to 22.5% for the business year 2015, to 24% for the business year 2016, to 25.5% for the business year 2017 and to 27% starting 2018 business year.

Additionaly, in Argentina a Tax Reform was approved by the government, which, amongst other measures, increases the excise tax on several beverages, including beer from 8% to 14% on the producer price, that applies as of March 1st, 2018, and also gradually reduces for the reporting year 2018 the corporate income tax rate from 35% to 25% (30% for the year 2018 and 2019, and 25% as the year 2020). The effects as of December 31st, 2017 were recognized, without affecting significantly the Consolidated Financial Statements. Additionally, on earnings distributed as dividends a retention will apply that will gradually increase from 0% to 13% (7% for the year 2018 and 2019, and 13% as the year 2020), applicable as of the reporting results 2018.

Changes in deferred tax assets are detailed as follows:

Movement of deferred tax assets	ThCh$
As of January 1, 2016	(55,708,250)
Increase in joint operation	(1,514,955)
Increase by business combination	(25,507)
Deferred Tax Losses Tax absorption	(178,473)
Deferred taxes from tax loss carry forwards absortion	1,337,603
Conversion effect	245,227
Deferred taxes against equity	638,550
Other deferred movements taxes	254,982
Change	757,427
As of December 31, 2016	(54,950,823)

As of January 1, 2017
Deferred Tax Losses Tax absorption	(199,082)
Deferred taxes from tax loss carry forwards absortion	629,622
Conversion effect	461,402
Other deferred movements taxes	60,099
Change	952,041
As of December 31, 2017	(53,998,782)